Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Other taxes payable	¥ 83,040	¥ 62,040
Accrued storage and transportation fees	59,631	55,151
Accrued payroll related expenses	70,412	35,045
Accrued advertising and marketing expenses	77,948	15,690
Accrued leasehold improvement costs	56,490	13,300
Consideration payable for a business combination		3,196
Refund obligation of sales return	3,918	1,005
Others	60,505	5,638
Accrued expenses and other liabilities	¥ 411,944	¥ 191,065